3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Furniture and fixtures		5 years
Computer equipment		3 years
Leasehold improvements		5 years
Minimum [Member]
Furniture and fixtures	5 years
Computer equipment	3 years
Leasehold improvements	5 years
Maximum [Member]
Furniture and fixtures	7 years
Computer equipment	5 years
Leasehold improvements	8 years